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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, Virginia	23510-1666
(Address of principal executive offices)	(Zip code)

Simon Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President
Date	August 14, 2017

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

WSTCM Sector Select Risk-Managed Fund
PROXY VOTING RECORD - July 1, 2016 - June 30, 2017

Vote Summary

INVESCO SHORT-TERM INVESTMENTS TRUST
Security		825252406			Meeting Type	Special
Ticker Symbol		TRPXX			Meeting Date	06-Jun-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	DAVID C. ARCH	For	For	For	None
	2	JAMES T. BUNCH	For	For	For	None
	3	BRUCE L. CROCKETT	For	For	For	None
	4	JACK M. FIELDS	For	For	For	None
	5	MARTIN L. FLANAGAN	For	For	For	None
	6	CYNTHIA HOSTETLER	For	For	For	None
	7	DR. ELI JONES	For	For	For	None
	8	DR. PREMA MATHAI-DAVIS	For	For	For	None
	9	TERESA M. RESSEL	For	For	For	None
	10	DR. LARRY SOLL	For	For	For	None
	11	ANN BARNETT STERN	For	For	For	None
	12	RAYMOND STICKEL, JR.	For	For	For	None
	13	PHILIP A. TAYLOR	For	For	For	None
	14	ROBERT C. TROCCOLI	For	For	For	None
	15	CHRISTOPHER L. WILSON	For	For	For	None
2.
TO APPROVE AN AMENDMENT TO EACH TRUST'S AGREEMENT AND DECLARATION OF TRUST THAT WOULD PERMIT FUND MERGERS AND OTHER SIGNIFICANT TRANSACTIONS UPON THE BOARD'S APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL OF SUCH TRANSACTIONS.
		Management	For	For	For	None
3.	TO APPROVE CHANGING THE FUNDAMENTAL INVESTMENT RESTRICTION REGARDING THE PURCHASE OR SALE OF PHYSICAL COMMODITIES.	Management	For	For	For	None
4A.	TO APPROVE AN AMENDMENT TO THE CURRENT MASTER INTERGROUP SUB- ADVISORY CONTRACT TO ADD INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.	Management	For	For	For	None
4B.	TO APPROVE AN AMENDMENT TO THE CURRENT MASTER INTERGROUP SUB- ADVISORY CONTRACT TO ADD INVESCO ASSET MANAGEMENT (INDIA) PRIVATE LIMITED.	Management	For	For	For	None
ISHARES MSCI FUND
Security		46429B655			Meeting Type	Special
Ticker Symbol		FLOT			Meeting Date	19-Jun-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	JANE D. CARLIN	For	For	For	None
	2	RICHARD L. FAGNANI	For	For	For	None
	3	DREW E. LAWTON	For	For	For	None
	4	MADHAV V. RAJAN	For	For	For	None
	5	MARK WIEDMAN	For	For	For	None
ISHARES TRUST
Security		464287226			Meeting Type	Special
Ticker Symbol		AGG			Meeting Date	19-Jun-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	JANE D. CARLIN	For	For	For	None
	2	RICHARD L. FAGNANI	For	For	For	None
	3	DREW E. LAWTON	For	For	For	None
	4	MADHAV V. RAJAN	For	For	For	None
	5	MARK WIEDMAN	For	For	For	None

WSTCM Credit Select Risk-Managed Fund
PROXY VOTING RECORD - July 1, 2016 - June 30, 2017

Vote Summary

HENDERSON GLOBAL FUNDS
Security		425067360			Meeting Type	Special
Ticker Symbol		HYOIX			Meeting Date	15-May-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	TO APPROVE THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION THAT PROVIDES FOR THE REORGANIZATION OF THE HENDERSON HIGH YIELD OPPORTUNITIES FUND INTO THE T. ROWE PRICE U.S. HIGH YIELD FUND.	Management	For	For	For	None
JANUS INVESTMENT FUND
Security		47103C571			Meeting Type	Special
Ticker Symbol		JHYFX			Meeting Date	17-May-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST, ON BEHALF OF YOUR FUND, AND JANUS CAPITAL MANAGEMENT LLC ("JANUS CAPITAL" OR THE "ADVISER").	Management	For	For	For	None
4.	DIRECTOR	Management
	1	DIANE L. WALLACE	For	For	For	None
5.
TO APPROVE A PROPOSAL THAT WOULD AUTHORIZE THE ADVISER TO ENTER INTO AND MATERIALLY AMEND SUB-ADVISORY AGREEMENTS IN THE FUTURE WITH WHOLLY-OWNED SUB- ADVISERS AND UNAFFILIATED SUB- ADVISERS, WITH THE APPROVAL OF THE BOARD OF TRUSTEES OF THE TRUST, BUT WITHOUT OBTAINING ADDITIONAL SHAREHOLDER APPROVAL (THE "MANAGER OF MANAGERS PROPOSAL").
		Management	For	For	For	None
INVESCO SHORT-TERM INVESTMENTS TRUST
Security		825252406			Meeting Type	Special
Ticker Symbol		TRPXX			Meeting Date	06-Jun-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	DAVID C. ARCH	For	For	For	None
	2	JAMES T. BUNCH	For	For	For	None
	3	BRUCE L. CROCKETT	For	For	For	None
	4	JACK M. FIELDS	For	For	For	None
	5	MARTIN L. FLANAGAN	For	For	For	None
	6	CYNTHIA HOSTETLER	For	For	For	None
	7	DR. ELI JONES	For	For	For	None
	8	DR. PREMA MATHAI-DAVIS	For	For	For	None
	9	TERESA M. RESSEL	For	For	For	None
	10	DR. LARRY SOLL	For	For	For	None
	11	ANN BARNETT STERN	For	For	For	None
	12	RAYMOND STICKEL, JR.	For	For	For	None
	13	PHILIP A. TAYLOR	For	For	For	None
	14	ROBERT C. TROCCOLI	For	For	For	None
	15	CHRISTOPHER L. WILSON	For	For	For	None
2.
TO APPROVE AN AMENDMENT TO EACH TRUST'S AGREEMENT AND DECLARATION OF TRUST THAT WOULD PERMIT FUND MERGERS AND OTHER SIGNIFICANT TRANSACTIONS UPON THE BOARD'S APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL OF SUCH TRANSACTIONS.
		Management	For	For	For	None
3.	TO APPROVE CHANGING THE FUNDAMENTAL INVESTMENT RESTRICTION REGARDING THE PURCHASE OR SALE OF PHYSICAL COMMODITIES.	Management	For	For	For	None
4A.	TO APPROVE AN AMENDMENT TO THE CURRENT MASTER INTERGROUP SUB- ADVISORY CONTRACT TO ADD INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.	Management	For	For	For	None
4B.	TO APPROVE AN AMENDMENT TO THE CURRENT MASTER INTERGROUP SUB- ADVISORY CONTRACT TO ADD INVESCO ASSET MANAGEMENT (INDIA) PRIVATE LIMITED.	Management	For	For	For	None
ISHARES
Security		46434V407			Meeting Type	Special
Ticker Symbol		SHYG			Meeting Date	19-Jun-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	JANE D. CARLIN	For	For	For	None
	2	RICHARD L. FAGNANI	For	For	For	None
	3	DREW E. LAWTON	For	For	For	None
	4	MADHAV V. RAJAN	For	For	For	None
	5	MARK WIEDMAN	For	For	For	None
ISHARES MORNINGSTAR FUND
Security		464288513			Meeting Type	Special
Ticker Symbol		HYG			Meeting Date	19-Jun-2017
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	JANE D. CARLIN	For	For	For	None
	2	RICHARD L. FAGNANI	For	For	For	None
	3	DREW E. LAWTON	For	For	For	None
	4	MADHAV V. RAJAN	For	For	For	None
	5	MARK WIEDMAN	For	For	For	None